Derivatives - Summary of Outstanding Swaps (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
3.110 % interest rate swaps
Derivative [Line Items]
Notional	$ 189,506,107
Fixed Rate Paid	3.11%
Variable interest rate base	3 mo.USD-LIBOR-BBA
3.110% interest rate swaps
Derivative [Line Items]
Notional	$ 247,500,000
Fixed Rate Paid	3.11%
Variable interest rate base	3 mo.USD-LIBOR-BBA
2.504 % interest rate swaps
Derivative [Line Items]
Notional	$ 49,500,000
Fixed Rate Paid	2.504%
Variable interest rate base	3 mo.USD-LIBOR-BBA
1.833 % interest rate swaps
Derivative [Line Items]
Notional	$ 373,230,000
Fixed Rate Paid	1.833%
Variable interest rate base	3 mo.USD-LIBOR-BBA
Base Rate | 3.110 % interest rate swaps
Derivative [Line Items]
Variable interest rate base floor	1.00%
Base Rate | 3.110% interest rate swaps
Derivative [Line Items]
Variable interest rate base floor	1.00%
Base Rate | 2.504 % interest rate swaps
Derivative [Line Items]
Variable interest rate base floor	1.00%
Base Rate | 1.833 % interest rate swaps
Derivative [Line Items]
Variable interest rate base floor	1.00%